CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Investments:
Debt Securities, Available-for-sale		$ 3,788,600	$ 4,881,600
Short-term investments, available for sale		52,000
Short-term investments, trading at fair value		6,300
Catastrophe bonds, trading at fair value (amortized cost — 2022: $5.1 and 2021: $5.3)		2,900	3,400
Privately-held Investments	[1]	533,000	307,100
Investments, equity method		6,200	3,900
Other investments, at fair value (2)	[2]	221,300	151,300
Investments, Excluding Derivative Assets		6,085,800	6,516,900
Cash and cash equivalents (including cash within consolidated variable interest entities of — $65.7448377 and $75.15054353)	[3]	959,200	1,314,100
Reinsurance recoverables:
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2022: $3.7 — 2021: $3.3)		4,897,700	3,298,100
Ceded unearned premiums		737,300	596,100
Receivables:
Underwriting premiums receivables (net of allowance for expected credit losses of 2022: $25.0 — 2021: $30.2)		1,482,400	1,304,600
Other receivables		179,400	153,000
Funds withheld		102,600	103,700
Deferred acquisition costs		319,000	290,800
Derivatives at fair value		56,200	12,900
Receivables for securities sold		13,500	19,400
Office properties and equipment		81,300	114,500
Right-of-use operating lease assets		72,800	83,400
Income taxes refundable		20,800	6,400
Deferred tax assets		120,100	0
Other assets		7,400	8,300
Intangible assets and goodwill		21,800	21,900
Total assets		15,157,300	13,844,100
Insurance reserves
Losses and loss adjustment expenses		7,710,900	7,611,800
Unearned premiums		2,457,500	2,112,300
Total insurance reserves		10,168,400	9,724,100
Reinsurance premiums		1,980,100	575,700
Payables
Income taxes payable		10,900	4,400
Deferred tax liabilities		900	2,800
Accrued expenses and other payables (4)	[4]	201,800	289,300
Payables for securities purchased		6,900	44,600
Operating lease liabilities		95,500	115,200
Liabilities under derivative contracts		34,900	13,300
Short-term debt		299,900	0
Long-term debt		0	299,900
Total liabilities		12,799,300	11,069,300
Commitments and contingent liabilities (see Note 20)		0	0
Ordinary shares:
60,395,839 ordinary shares of par value $0.01 each (December 31, 2021 — 60,395,839 shares)		604	604
Additional paid-in capital		1,514,700	1,514,700
Retained earnings		1,349,000	1,382,500
Accumulated other comprehensive (loss)		(506,300)	(123,000)
Total shareholders' equity		2,358,000	2,774,800
Total liabilities and shareholders’ equity		15,157,300	13,844,100
Fixed Income Investments
Investments:
Debt Securities, Available-for-sale		3,788,600	4,881,600
Fixed Income Investments
Investments:
Debt Securities, Trading		$ 1,475,500	1,157,500
Short-term investments
Investments:
Short-term investments, available for sale			10,100
Short-term investments, trading at fair value			$ 2,000

[1]	Privately-held investments includes related party investments totaling $44.8 million.
[2]	Other investments includes related party investments of $25.3 million in Apollo Real Estate Fund and $12.7 million in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million) which are held in trusts.
[3]	Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million, 2020 — $296.0 million) which are held in trusts.
[4]	Includes amounts due to related parties of $4.5 million for investment management fees (2021 — $3.2 million), and $1.3 million for management consulting fees (2021 — $Nil).